Subsequent Events (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Feb. 08, 2021 USD ($)	Jan. 07, 2020 USD ($) vessel	Dec. 31, 2015	Dec. 31, 2013 vessel
Subsequent Event [Line Items]
Purchase obligation and deferred hire amounts					$ 260,400
Ownership percentage (in percentage)	100.00%
Repurchase of common units	$ 15,635	$ 25,728	$ 3,786
Long-term debt	1,472,213	1,831,396
Carrying amount of bonds	$ 1,481,936	1,842,546
Subsequent Events	Subsequent Events a)On February 8, 2021, the Tangguh Joint Venture, of which the Partnership has a 70% ownership interest, refinanced its $191.5 million term loan which was scheduled to mature in 2021, by entering into a new $191.5 million term loan maturing in February 2026.
Teekay Tangguh Joint Venture | Teekay LNG
Subsequent Event [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%
U.S. Dollar-denominated Term Loans and Bonds due from 2021 to 2030 | Teekay Tangguh Joint Venture | Teekay LNG
Subsequent Event [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%
Secured Debt
Subsequent Event [Line Items]
Carrying amount of bonds	$ 873,712	$ 1,114,707
Secured Debt | Teekay Tangguh Joint Venture
Subsequent Event [Line Items]
Carrying amount of bonds	$ 191,500
Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Number of vessels | vessel	0
Ownership percentage (in percentage)	30.00%					30.00%
Subsequent Event | Secured Debt | Teekay Tangguh Joint Venture
Subsequent Event [Line Items]
Carrying amount of bonds				$ 191,500
Awilco LNG Carriers
Subsequent Event [Line Items]
Number of vessels | vessel		2			2		2